Master Trust - Schedule of Master Trust Net Assets (Details) - EBP 001 - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value	$ 1,229.6	$ 1,136.3
Plan Interest
EBP, Master Trust [Line Items]
Investments, at fair value	969.4	898.9
Short-term investments | Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value	18.9	33.2
Short-term investments | Plan Interest
EBP, Master Trust [Line Items]
Investments, at fair value	15.3	26.9
Mohawk Industries, Inc. common stock fund | Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value	23.7	27.5
Mohawk Industries, Inc. common stock fund | Plan Interest
EBP, Master Trust [Line Items]
Investments, at fair value	20.0	23.3
Mutual Funds | Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value	1,080.2	962.2
Mutual Funds | Plan Interest
EBP, Master Trust [Line Items]
Investments, at fair value	869.3	778.7
Common collective funds | Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value	106.8	113.4
Common collective funds | Plan Interest
EBP, Master Trust [Line Items]
Investments, at fair value	$ 64.8	$ 70.0